Prospect Street High Income Portfolio, Inc.
13455 Noel Road, Suite 1300
Dallas, TX 75240
PHYMC-3QR-0705

Prospect Street®
High Income Portfolio, Inc.
Third Quarter Report
July 31, 2005

Contents

3	Letter to Shareholders
4	Portfolio Statistics
5	Schedule of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Cash Flows
14	Statements of Changes in Net Assets
15	Financial Highlights
16	Information Regarding Senior Securities
17	Notes to Financial Statements
This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

September 17, 2005
Letter to Shareholders
Dear Shareholders:
      We are pleased to provide you with our report for the nine months ended July 31, 2005. On July 31, 2005, the net asset value of the Fund was $3.64 per share, as compared to $3.08 on October 31, 2004. On July 31, 2005, the closing market price of the Fund’s shares on the New York Stock Exchange was $3.43 per share, as compared to $3.24 on October 31, 2004. During the nine months ended July 31, 2005, the Fund distributed to common stock shareholders $0.24 per share, including potential returns of capital.
The Fund’s Investments:
   The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the nine months ended July 31, 2005, including any potential returns of capital, was 13.37%. The total return on the Fund’s net assets, including any potential returns of capital, was 26.56% for the nine months ended July 31, 2005. The variation in total returns is attributable to the increase in the market price of the Fund’s shares of 5.86% relative to a increase in the net asset value of the Fund’s shares of 18.18% during the period.
Dividend Declaration:
   On July 12, 2005, the Board of Directors declared a dividend of $0.0225 per common share, payable on the last day of business for the month of July 2005.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Portfolio Statistics (Unaudited)
July 31, 2005
Investment Type by Market Value
(As a percentage of total investments)

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited)
July 31, 2005
Fixed Income — 91.61%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Canada
	Diversified Natural Resources, Precious Metals and Minerals — 9.73%
$9,814,599	Uniforet, Inc. 9.00% 3/15/2009^	NR	NR	$6,386,422
6,543,066	Uniforet, Inc. 7.50% 9/15/2008^	NR	NR	4,546,235

				10,932,657

	Total Investment — Canada			10,932,657

	United States — 81.88%
	Automobile — 1.71%
2,000,000	American Tire Distribution 9.75% 4/1/2012	Caa2	CCC+	1,920,000

				1,920,000

	Beverage, Food and Tobacco — 2.09%
1,000,000	Commonwealth Brands, Inc. 9.71% 4/15/2008(b)	B1	B+	1,041,250
2,000,000	Merisant Co. 9.50% 7/15/2013(b)	B3	CCC+	1,310,000

				2,351,250

	Broadcasting and Entertainment — 4.34%
2,000,000	CCO Holdings, LLC 8.75% 11/15/2013	B3	CCC–	2,000,000
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	NR	CCC	1,890,000
1,000,000	Paxson Communications Corp. 10.75% 7/15/2008	Caa1	CCC-	990,000

				4,880,000

	Buildings and Real Estate — 2.77%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB–	1,193,445
2,000,000	Tech Olympic USA, Inc. 7.50% 3/15/2011	B2	B+	1,920,000

				3,113,445

	Cable And Other Pay Television Services — 1.20%
1,000,000	Charter Communications Holding, LLC 10.75% 10/1/2009	Ca	CCC-	820,000
500,000	NTL Cable PLC 8.75% 4/15/2014	B3	B-	530,000

				1,350,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Cargo Transport — 2.37%
$2,890,000	Quality Distribution 9.00% 11/15/2010	Caa3	CCC	$2,662,413

				2,662,413

	Chemicals, Plastics and Rubber — 5.92%
1,100,000	Berry Plastics Corp. 10.75% 7/15/2012	B3	B-	1,207,250
2,000,000	Polyone Corp. 8.88% 5/1/2012	B3	B+	2,005,000
1,500,000	PQ Corporation 7.50% 2/15/2013(b)	B3	B-	1,500,000
2,000,000	Rhodia SA 8.88% 6/1/2011	Caa1	CCC+	1,940,000

				6,652,250

	Containers, Packaging and Glass — 5.85%
1,000,000	Consolidated Container Company, LLC 10.75% 6/15/2009	B3	B-	770,000
2,000,000	Constar Intl, Inc. 11.00% 12/1/2012	Caa1	B-	1,610,000
1,500,000	Foamex International, Inc. 13.50% 8/15/2005	B2	CCC+	645,000
1,701,967	Pliant Corp. 11.63% 6/15/2009(b)	B3	B-	1,842,379
1,000,000	Pliant Corp. 13.00% 6/1/2010	Caa2	B-	810,000
1,000,000	Tekni Plex, Inc. 8.75% 11/15/2013(b)	Caa1	CCC-	895,000

				6,572,379

	Diversified Natural Resources, Precious Metals and Minerals — 0.77%
1,000,000	Port Townsend Paper Corp. 12.00% 4/15/2011	B3	B	870,000

				870,000

	Diversified/ Conglomerate Manufacturing — 1.39%
500,000	Jacuzzi Brands, Inc 9.63% 7/1/2010	B3	B	550,000
1,000,000	Jostens, Inc. 7.63% 10/1/2012	B3	B-	1,012,500

				1,562,500

	Diversified/ Conglomerate Service — 0.84%
1,000,000	Hydrochemical Industrial Services, Inc. 9.25% 2/15/2013(b)	Caa1	B-	940,000

				940,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Electronics — 4.56%
$2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B3	B	$1,580,000
1,486,000	Instron Corp. 13.25% 9/15/2009	NR	CCC+	1,564,015
1,000,000	Viasystems, Inc. 10.50% 1/15/2011	Caa2	CCC+	980,000
1,000,000	Wii Components, Inc. 10.00% 2/15/2012	B2	B-	1,000,000

				5,124,015

	Finance — 1.97%
2,000,000	H&E Equip Svcs, LLC 11.13% 6/15/2012	B3	B-	2,210,000

				2,210,000

	Healthcare, Education and Childcare — 6.16%
3,000,000	Elan Financial PLC 7.75% 11/15/2011(b)	B3	B-	2,610,000
5,010,000	La Petite Academy, Inc. 10.00% 5/15/2008	Ca	CC	4,308,600

				6,918,600

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.16%
1,500,000	American Achievement Corp. 8.25% 4/1/2012	B3	B-	1,556,250
1,000,000	Home Products International, Inc. 9.63% 5/15/2008	Caa2	CCC-	867,500

				2,423,750

	Hotels, Motels, Inns, and Gaming — 4.34%
2,000,000	Penn National Gaming, Inc. 6.88% 12/1/2011	B2	B	2,060,000
2,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	Caa1	B-	2,030,000
750,000	Virgin River Casino Corp. 9.00% 1/15/2012(b)	NR	CCC+	787,500

				4,877,500

	Leisure, Amusement, Entertainment — 1.72%
2,000,000	Ames True Temper, Inc. 7.60% 1/15/2012	B3	B	1,935,000

				1,935,000

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.72%
2,000,000	Alliance Laundry Systems, LLC 8.50% 1/15/2013	B3	B	1,930,000

				1,930,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Mining, Steel, Iron and Nonprecious Metals — 2.34%
$1,500,000	IMCO Recycling, Inc. 10.38% 10/15/2010	B3	B-	$1,653,750
1,000,000	United Rentals, Inc. 7.75% 11/15/2013	B2	B+	975,000

				2,628,750

	Oil and Gas — 2.71%
1,000,000	El Paso Corp. 7.88% 6/15/2012	B3	B-	1,050,000
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	Ba3	BB-	2,000,000

				3,050,000

	Personal, Food and Miscellaneous Services — 0.00%
662,982	Outsourcing Services Group 9.00% 7/15/2009(b)^	NR	B-	—

				—

	Personal Transportation — 3.80%
894,049	Continental Airlines, Inc. 7.88% 7/2/2018	Ba3	BBB	843,232
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,839,735
3,000,000	Northwest Airlines Corp. 9.88% 3/15/2007	Caa1	CCC+	1,590,000

				4,272,967

	Retail Stores — 4.53%
3,000,000	Eye Care Centers of America, Inc. 10.75% 2/15/2015(b)	Caa1	CCC+	2,850,000
1,000,000	Keystone Automotive Operations, Inc. 9.75% 11/1/2013	B1	B+	1,020,000
825,000	Mothers Work, Inc. 11.25% 8/1/2010	Caa1	B	816,750
350,000	Shopko Stores 9.25% 3/15/2022	B2	B+	409,500

				5,096,250

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	—

				—

	Telecommunications — 9.26%
4,000,000	BTI Telecom Corp. 10.50% 9/15/2007^	Ca	NR	2,000,000
500,000	Corning, Inc. 6.20% 3/15/2016	Ba2	BBB-	518,299
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	CAA2	CCC+	2,000,000
1,000,000	Millicom Intl Cellular SA 10.00% 12/1/2013	B3	B-	1,035,000
See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

$250,000	Rural Cellular Corp. 8.25% 3/15/2012	B2	B-	$265,313
568,000	SBA Communications Corp. 9.75% 12/15/2011	B3	CCC-	521,140
2,000,000	Triton PCS, Inc. 8.50% 6/1/2013	Caa1	CCC	1,840,000
2,000,000	Ubiquitel Operating Co. 9.88% 3/1/2011	Caa1	CCC	2,232,500

				10,412,252

	Utilities — 7.37%
3,251,363	Elwood Energy 8.16% 7/5/2026	Ba2	B+	3,678,104
1,174,000	NRG Energy, Inc. 8.00% 12/15/2013	B2	B	1,256,180
2,000,000	Reliant Resources, Inc. 9.50% 7/15/2013	B1	B+	2,225,000
1,000,000	Texas Genco, LLC 6.88% 12/15/2014(b)	B1	B	1,050,000
77,240	USGEN New England PCG 7.46% 1/02/2015(b)	NR	NR	76,468

				8,285,752

	Total Investment — United States			92,039,073

	Total Fixed Income (cost $108,138,616)			102,971,730

Common Stock — 28.78%

		Value
Units	Description	(Note 2a)

555,258	Altiva Financial Corp.*	$3,887
2,012,580	American Banknote Corp.*	1,207,548
812,070	ICO Global Communications Holding*	4,222,764
1,155,224	Motient Corp.*	26,916,719
24,015	Outsourcing Services Group*^	—
303	Viatel Holding Bermuda Limited*	21

	Total Common Stock (cost $24,353,873)	32,350,939

Preferred Stock — 0.00%

		Value
Units	Description	(Note 2a)

95,000	Commodore Separation Tech*	$95
1,962	O’Sullivan Industries*^	—

	Total Preferred Stock (cost $1,038,314)	95

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Warrants — 0.34%

		Value
Units	Description	(Note 2a)

13,500	ICO Global Communications Holding 8/1/2005*	—
203,976	ICO Global Communications Holding 5/16/2006*	$6,119
2,000	Loral Orion Network Systems, Inc. 1/15/2007*	—
57,276	Loral Space + Communications 12/27/2006*	630
2,259	New World Restaurant Group, Inc. 6/20/2006*^	—
5,000	O’Sullivan Industries 10/15/2009(b)*^	—
183	WTS New World Restaurant 6/6/2006*^	—
5,000	Xm Satellite Radio, Inc. 3/3/2010*	375,000

	Total Warrants (cost $978,722)	381,749

	Total Common Stock, Preferred Stock, and Warrants (cost $26,370,909)	32,732,783

	Total Investments in Securities — 120.73% (cost $134,509,525)	135,704,513

	Other Assets Less Liabilities — 14.85%	16,694,833

	Preferred Stock — (35.59%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100%	$112,399,346

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As July 31, 2005, the market value of these securities aggregated $16,096,042 or 14.32% of net assets applicable to common stock.
   “NR” denotes not rated.

*	Non income producing security.
   ^ Fair value priced by the Board of Directors. See footnote 2.
See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Statement of Assets and Liabilities (Unaudited)
July 31, 2005

Assets:
Investments in securities at value ($134,509,525 at cost; see Note 2)	$135,704,513
Cash	6,221,198
Interest and dividends receivable	2,715,667
Receivable for investments sold	9,196,796
Other	32,983

Total Assets	$153,871,157

Liabilities:
Payables:
Investment advisory, management and service fees payable	$95,503
Director fees payable	5,000
Preferred share distribution payable	14,757
Payable for investments purchased	1,211,131
Other accounts payable	145,420

Total Liabilities	$1,471,811

Preferred Stock:
Preferred stock, $.01 par value ($40,000,000 liquidation preference) Authorized — 1,000,000 shares Issued and outstanding — 1,600 Series W shares	$40,000,000

Total Preferred Stock	$40,000,000

Net Assets Applicable to Common Stock:
Common stock, $.03 par value — Authorized — 100,000,000 shares Issued and outstanding — 30,874,699 shares	$926,241
Capital in excess of par value	280,778,322
Undistributed Net Investment Income	436,473
Accumulated net realized loss from security transactions	(170,936,678)
Net unrealized appreciation/(depreciation) on investments	1,194,988

Net Assets Applicable to Common Stock	$112,399,346

Net asset value per common share outstanding	$3.64

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Statement of Operations (Unaudited)
For the nine months ended July 31, 2005

Investment Income:
Interest income		$7,912,035
Accretion of bond discount		1,409,656
Miscellaneous income		512,647

Total Investment Income		$9,834,338

Expenses:
Investment advisory fees (Note 3)	$719,352
Transfer agent fees	38,216
Custodian fees	54,045
Insurance expense	166,645
Legal fees	331,806
Professional fees	47,915
Director fees	31,333
Shareholder reporting expense	31,498
Postage expense	37,249
Preferred shares broker expense	77,243
NYSE registration fees	24,474
Rating agency fees	12,083
Miscellaneous expense	8,638

Total Expenses		$1,580,497

Net Investment Income		$8,253,841

Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments sold		$2,993,113
Net change in unrealized appreciation/(depreciation) on investments (Note 2)		14,037,529

Net realized and unrealized gain/(loss) on Investments		$17,030,642

Distributions to preferred stockholders:
Distributions to preferred stockholders		$(840,821)

Net change in net assets resulting from operations		$24,443,662

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Statement of Cash Flows (Unaudited)
For the nine months ended July 31, 2005

Cash Flows From Operating Activities:
Interest received	$8,469,625
Operating expenses paid	(1,447,668)
Preferred share distributions	(826,064)
Purchase of portfolio securities	(63,494,163)
Sales and maturities of portfolio securities	68,246,386

Net cash provided by operating activities	$10,948,116

Cash Flows From Financing Activities:
Common stock distributions paid from net investment income	$(7,010,507)
Private Placement	1,004,504
Shares issued to common stockholders as part of new share issuance	135,754

Net cash used for financing activities	$(5,870,249)

Net change in cash	$5,077,867
Cash, beginning of period	1,143,331

Cash, end of period	$6,221,198

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	$24,443,662
Change in interest receivable	44,942
Change in investments	4,752,223
Change in prepaids	172,662
Change in accrued expenses	(25,075)
Net realized (gain)/loss on investments	(2,993,113)
Net change in unrealized depreciation on investments	(14,037,529)
Accretion of bond discount	(1,409,656)

Net cash provided by operating activities	$10,948,116

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Statements of Changes in Net Assets

	Nine Months
	Ended	Year Ended
	July 31, 2005	October 31,
	(Unaudited)	2004

From Operations:
Net investment income	$8,253,841	$9,913,650
Net realized gain/(loss) on investments sold	2,993,113	(17,709,289)
Net change in unrealized appreciation/(depreciation) on investments	14,037,529	31,212,495
Distributions to preferred stockholders	(840,821)	(539,232)

Net change in net assets resulting from operations	$24,443,662	$22,877,624

From Fund Share Transactions:
Shares issued to common stockholders as part of new share issuance (37,200 and 1,643,300, respectively)	$67,960	$5,127,776
Shares issued (103,301 and 431,059, respectively) to common stockholders for reinvestment of dividends	354,466	1,301,467
Shares issued (258,227 and 0, respectively) in capital share transaction	$1,004,504	$0

Net increase in net assets resulting from fund share transactions	$1,426,930	$6,429,243

From Distributions to Stockholders:
Common distributions from net investment income	$(7,364,974)	$(9,526,324)
Tax return of capital	0	0

Net decrease in net assets resulting from distributions	$(7,364,974)	$(9,526,324)

Total increase in net assets	$18,505,618	$19,780,543
Net Assets Applicable to Common Stock:
Beginning of period	93,893,728	74,113,185

End of period (including undistributed net investment income of $436,473 and $388,427, respectively)	$112,399,346	$93,893,728

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

			For the Years Ended October 31
	(Unaudited)
	Nine Months
	Ended
	July 31, 2005		2004	2003	2002		2001		2000(b)

Net asset value, beginning of period	$3.08		$2.61	$1.77	$3.12		$5.30		$6.98

Net investment income#	$0.27		$0.35	$0.37	$0.46		$0.74		$1.12
Net realized and unrealized gain (loss) on investments#	$0.56		$0.47	$0.81	$(0.95)		$(1.96)		$(1.77)
Distributions to preferred stockholders	$(0.03)		$(0.02)	$(0.02)	$(0.05	)(f)	$(0.07	)(f)	—

Total from investment operations	$0.80		$0.80	$1.16	$(0.54)		$(1.29)		$(0.65)
Distributions:
Distributions from accumulated net investment income:
To common stockholders	$(0.24)		$(0.33)	$(0.32)	$(0.42	)(e)	$(0.76	)(e)	$(1.03)
Distributions to common stockholders from paid in capital†	—		—	—	(0.39)		(0.14)		—

Total distributions	$(0.24)		$(0.33)	$(0.32)	$(0.81)		$(0.90)		$(1.03)

Effect of common stock issue	$—		$—	$—	$—		$0.06		—
Effect of related expenses from equity and rights Offerings	—		—	—	—		$(0.05)		—

Net asset value, end of period	$3.64		$3.08	$2.61	$1.77		$3.12		$5.30

Per share market value, end of period	$3.43		$3.24	$2.96	$2.02		$4.24		$5.69

Total investment return(c)(g)	13.37%		21.61%	66.45%	(42.19%	)	(9.82%	)	(8.31% )

Net assets, end of year(a)	$112,399		$93,894	$74,113	$49,182		$86,048		$142,924

Ratio of operating expenses to average net assets, applicable to common stock(d)	1.44%	(g)	2.18%	4.07%	3.22%		3.75%		4.46%
Ratio of net investment income to average net assets, applicable to common stock(d)	7.52%	(g)	11.88%	16.60%	15.99%		20.06%		17.59%
Portfolio turnover rate	43.61%	(g)	81.25%	111.35%	96.89%		73.63%		104.99%

(a)	Dollars in thousands.
(b)	As of January 21, 2000, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, the Fund was advised by a different investment advisor.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(d)	Ratios do not reflect the effect of dividend payments to preferred stockholders.
(e)	Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(f)	Presentation of distributions paid to preferred shareholders has been changed from prior financial reports filed by the Fund due to the reclassification from Distribution Section to Total from investment operations.
(g)	Not annualized.
#	Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund’s rights offerings.
†	Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.
See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Information Regarding Senior Securities

	As of October 31,

	2004	2003	2002	2001	2000

Total Amount Outstanding:
Indebtedness	$—	$—	$—	$—	$71,000,000
Preferred stock	40,000,000	40,000,000	56,500,000	75,000,000	—
Asset Coverage:
Per Indebtedness(a)	N/A	N/A	N/A	N/A	330%
Per preferred stock share(b)	334%	285%	187%	215%	N/A
Involuntary Liquidation Preference:
Per preferred stock share(c)	$25,000	$25,000	$25,000	$25,000	N/A
Approximate Market Value:
Per note	N/A	N/A	N/A	N/A	N/A
Per preferred stock share	$25,000	$25,000	$25,000	$25,000	N/A

(a)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.

(b)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.

(c)	Plus accumulated and unpaid dividends.
See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005
(Unaudited)

(1)	Organization and Operations:
   Prospect Street High Income Portfolio, Inc. (the “Fund”) was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.
   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.
   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2)	Significant Accounting Policies:

(a) Valuation of Investments
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.
   Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
   The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Security Transactions and Related Investment Income
   Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund’s policy to place securities on non-accrual status when collection of interest is doubtful.

(c) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Therefore, no Federal income tax provision is required. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund’s practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.
   As of October 31, 2004, the accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

Carryover
Available	Expiration Date

$4,688,248	October 31, 2006
37,335,815	October 31, 2007
35,790,515	October 31, 2008
36,946,575	October 31, 2009
15,212,478	October 31, 2010
21,799,603	October 31, 2011
17,709,289	October 31, 2012

$169,482,523

(d) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Cash and Cash Equivalents
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(3)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) earned $719,352 in management fees for the nine months ended July 31, 2005. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000). On July 31, 2005, the fee payable to the investment advisor was $95,503, which is included in the accompanying statement of assets and liabilities.

(4)	Purchases and Sales of Securities:
   For the nine months ended July 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated $63,494,163 and $68,246,386, respectively. There were no purchases or sales of U.S. Government obligations for the nine months ended July 31, 2005.
   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.
   Directors who are not officers or employees of the Investment Advisor receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the nine months ended July 31, 2005, the Fund incurred Board of Directors fees and expenses of $31,333.

(6)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.
   For the year ended October 31, 2004, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income	$10,065,556
Distributions from paid in capital	0

$10,065,556

   For the year ended October 31, 2003, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income	$8,925,842
Distributions from paid in capital	0

$8,925,842

   The following is the history of the Fund’s calendar year distributions and their composition to common stockholders in calendar years 2000 through 2004.

	2004	2003	2002	2001	2000

Distributions to Shareholders	$0.33	$0.31	$0.72	$0.90	$0.98
Composition of Distributions*
Ordinary Income	100%	100%	58%	77%	100%
Return of Capital	0%	0%	42%	23%	0%
Capital Gains	0%	0%	0%	0%	0%

Total	100%	100%	100%	100%	100%

Ordinary Income	$0.33	$0.31	$0.42	$0.70	$0.98
Return of Capital	$—	$—	$0.30	$0.20	$—
Capital Gains	$—	$—	$—	$—	$—

Total	$0.33	$0.31	$0.72	$0.90	$0.98

*	Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(7)	Preferred Stock:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative “Preferred Shares” with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of July 31, 2005, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At July 31, 2005 the rate on the Preferred Shares was 3.32%.
   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(8)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/Ft Worth HQ Financial Trust	Bond	9/26/2003	$1,231,320
Commonwealth Brands Inc	Bond	5/1/2003	1,050,000
Elan Financial PLC	Bond	11/16/2004	3,000,000
Eye Care Centers of America, Inc.	Bond	7/12/2005	2,708,417
Hydrochemical Industrial Services Inc.	Bond	2/15/2005	1,000,000
Merisant Co	Bond	4/22/2004	1,860,000
O’Sullivan Industries	Equity	6/16/2000	—
Pliant Corp.	Bond	5/6/2005	1,688,000
Outsourcing Services Group	Bond	8/2/2004	—
PQ Corporation	Bond	2/11/2005	1,500,000
Tekni Plex Inc	Bond	11/12/2003	953,750
Texas Genco LLC	Bond	12/14/2004	1,000,000
USGEN New England PCG	Bond	3/22/2005	74,537
Virgin River Casino Corp	Bond	12/20/2004	750,000
   The Fund’s acquisition and valuation policy described in footnotes 1, and 2(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

(9)	Subsequent Events:
   On September 7, 2005, the Board of Directors declared a dividend of $0.0225 per common share, payable on the last business day for the month of September 2005.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
ADDITIONAL INFORMATION (Unaudited)
Approval of Investment Advisory Contract
   At a meeting of the Fund’s Board of Trustees held on December 3, 2004, the Board approved an investment management agreement with Highland Capital Management, L.P. (“Highland”). The Board members who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Highland.
Nature, Extent And Quality Of The Services Provided
   The Board considered the nature, quality and extent of the advisory services to be provided by Highland. The Board considered the investment approach employed by Highland, Highland’s research capabilities, the nature of Highland’s experience and resources, the experience of relevant Highland personnel, and Highland’s resources, practices and procedures designed to address regulatory compliance matters.
Investment Performance
   The Board reviewed the performance of other investment companies with similar investment styles to the Fund.
Expense Information, Profitability And Economies Of Scale
   To assist in evaluating the reasonableness of the fees to be paid to Highland, the Board reviewed a comparison of the fees payable under the investment management agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Fund. The Board also considered so called “fallout benefits” to Highland, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund. The Board also considered information regarding the fees paid by certain similar registered and private funds managed by Highland, and discussed with Highland why Highland believed that any differences in fees charged were appropriate. The Board considered the expense ratios of other investment companies with similar investment styles. In addition, the Board considered the effective fees under the investment advisory agreement as a percentage of assets at different Fund asset levels, and possible economies of scale with respect to the management of the Fund. In this regard, the Board considered the Fund’s foreseeable asset levels and information related to Highland’s estimated costs.
Other Considerations
   The Board also considered the terms of the investment management agreement, including the standard of care applicable to Highland, and the structure of, and the method used to determine, the compensation of Highland’s portfolio managers.
Conclusions
   Based on these considerations and following deliberation, the Board reached the following conclusions and determined to approve the investment management agreement:

•	Highland has sufficient resources to fulfill its duties under the investment management agreement.

•	The scope and quality of services provided under the current investment management agreement is consistent with the Fund’s operational requirements.

•	The advisory fees paid to Highland under the current investment management agreement are reasonable in light of the services that Highland provides, its costs and reasonably foreseeable Fund asset levels.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Investment Advisor
Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240
Officers
James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary and Treasurer
Michael Minces — Compliance Officer
Directors
Joe Dougherty
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary
Legal Advisor
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
JPMorgan Chase Tower, Suite 1600
Dallas, TX 75201
Transfer and Shareholders’ Servicing Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
Custodian
State Street Bank and Trust Company
Facts for Shareholders:
Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol “PHY”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ended July 31, 2004. The Fund’s Forms N-Q are available on the Commission’s website at http:/www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Questions Regarding Your Account: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.
Written Correspondence Regarding Your Account: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.